Document Entity Information (USD $)	3 Months Ended
	Sep. 30, 2012	Jul. 24, 2011
Document Entity Information [Abstract]
Document Type	10-K
Document period end date	Dec. 31, 2012
Amendment flag	false
Document Period Focus	Q2
Document Fiscal Year Focus	2012
Current fiscal year end date	--12-31
Entity central index key	0000759458
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Canandaigua National Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		1,887,154
Entity public float	$ 167,341,000